JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 43.5%
Fixed Income — 15.9%
JPMorgan Corporate Bond Fund Class R6 Shares (a)	8,664	89,757
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,551	35,638
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,591	35,720
JPMorgan High Yield Fund Class R6 Shares (a)	7,221	51,921
JPMorgan Income Fund Class R6 Shares (a)	3,535	33,543
JPMorgan Managed Income Fund Class L Shares (a)	77	775
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	15,945	156,740

Total Fixed Income		404,094

International Equity — 6.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,185	155,479

		—
U.S. Equity — 21.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,097	549,553

TOTAL INVESTMENT COMPANIES (Cost $922,560)		1,109,126

EXCHANGE-TRADED FUNDS — 34.9%
Alternative Assets — 3.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	1,069	91,814

		—
Fixed Income — 3.8%
JPMorgan High Yield Research Enhanced ETF (a)	1,552	79,990
JPMorgan U.S. Aggregate Bond ETF (a)	677	18,180

Total Fixed Income		98,170

International Equity — 18.2%
JPMorgan BetaBuilders International Equity ETF (a)	8,034	461,251

		—
U.S. Equity — 9.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,085	92,986
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,021	65,849
JPMorgan U.S. Value Factor ETF (a)	2,243	77,040

Total U.S. Equity		235,875

TOTAL EXCHANGE-TRADED FUNDS (Cost $793,555)		887,110

	Principal Amount ($000)
CORPORATE BONDS — 5.6%
Aerospace & Defense — 0.2%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	885	939
Boeing Co. (The)
1.17%, 2/4/2023	85	86
1.95%, 2/1/2024	85	87
1.43%, 2/4/2024	170	172
2.50%, 3/1/2025	249	256
2.75%, 2/1/2026	85	87
2.20%, 2/4/2026	105	105
2.70%, 2/1/2027	1,496	1,521
3.45%, 11/1/2028	180	186
L3Harris Technologies, Inc.
1.80%, 1/15/2031	174	163
Leidos, Inc.
2.30%, 2/15/2031 (b)	68	64
Lockheed Martin Corp.
2.80%, 6/15/2050	273	257
Northrop Grumman Corp.
5.15%, 5/1/2040	220	276
3.85%, 4/15/2045	449	483
Raytheon Technologies Corp.
2.25%, 7/1/2030	373	367
3.75%, 11/1/2046	211	225

		5,274

Automobiles — 0.2%
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	438	434
General Motors Co.
6.80%, 10/1/2027	722	896
Hyundai Capital America
1.15%, 11/10/2022 (b)	945	951
2.65%, 2/10/2025 (b)	596	616
1.30%, 1/8/2026 (b)	90	87
2.38%, 10/15/2027 (b)	730	731
1.80%, 1/10/2028 (b)	140	133
Kia Motors Corp. (South Korea)
3.25%, 4/21/2026 (b)	250	267
Nissan Motor Acceptance Corp.
2.80%, 1/13/2022 (b)	361	366
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (b)	289	306
4.35%, 9/17/2027 (b)	910	990
Volkswagen Group of America Finance LLC (Germany)
1.25%, 11/24/2025 (b)	360	356

		6,133

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banks — 1.1%
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	665	727
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	930	1,042
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	399
2.75%, 12/3/2030	600	572
Bank of America Corp.
4.00%, 1/22/2025	1,524	1,669
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	511	504
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,230	1,345
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,081	1,012
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	288	312
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	385	385
3.65%, 3/16/2025	865	929
4.34%, 1/10/2028	265	294
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	865	850
2.82%, 1/26/2041 (b)	250	225
Citigroup, Inc.
3.88%, 3/26/2025	1,316	1,435
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	110	109
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	500	489
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	442	478
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	367	396
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	930	1,021
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	317	310
Discover Bank
3.45%, 7/27/2026	500	541
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	1,080	1,063
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	200	219
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,660	1,631
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.00%, 4/1/2027 (c)	225	225
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	205	204
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	813	883
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	210	204
National Australia Bank Ltd. (Australia)
2.65%, 1/14/2041 (b)	255	227
Natwest Group plc (United Kingdom)
3.88%, 9/12/2023	440	472
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	375	418
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	780	844
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	300	295
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,105	1,112
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	195
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	367	368
UniCredit SpA (Italy)
6.57%, 1/14/2022 (b)	350	365

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	190	192
4.30%, 7/22/2027	1,500	1,696
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	484	496
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	395	387
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	50	47

		26,587

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	694	752
3.75%, 7/15/2042	1,340	1,376
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	249	264
3.80%, 5/1/2050	244	259

		2,651

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	265	282
3.20%, 11/21/2029	624	664
4.05%, 11/21/2039	930	1,041
4.25%, 11/21/2049	210	238
Amgen, Inc.
3.15%, 2/21/2040	429	426
Biogen, Inc.
2.25%, 5/1/2030	236	228
3.15%, 5/1/2050	202	186
Gilead Sciences, Inc.
1.65%, 10/1/2030	415	390
2.60%, 10/1/2040	253	232
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	415	384

		4,071

Building Products — 0.0% (f)
Masco Corp.
2.00%, 10/1/2030	416	396

Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	485	462
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	305	310
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	155	152
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	242
4.28%, 1/9/2028 (b)	1,015	1,116
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	795	797
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	728	727
4.25%, 10/21/2025	1,293	1,443
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,149	1,126
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	693	758
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	198	220
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027(b) (c)	420	412
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	270	270
5.00%, 11/24/2025	1,852	2,128
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	310	303
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	244	285
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	540	511

		11,262

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	197	247
LYB International Finance III LLC
1.25%, 10/1/2025	129	127
3.38%, 5/1/2030	185	197
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	111	139
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (b)	574	556
3.47%, 12/1/2050 (b)	300	294

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PPG Industries, Inc.
1.20%, 3/15/2026	120	118

		1,678

Commercial Services & Supplies — 0.0% (f)
Republic Services, Inc.
1.75%, 2/15/2032	350	325

Construction Materials — 0.0% (f)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	423	421

Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	400	417
6.50%, 7/15/2025	200	233
4.63%, 10/15/2027	880	965
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	425	433
5.50%, 1/15/2023 (b)	460	489
5.50%, 1/15/2026 (b)	605	670
2.13%, 2/21/2026 (b)	110	105
4.25%, 4/15/2026 (b)	20	21
Capital One Financial Corp.
3.80%, 1/31/2028	437	480
General Motors Financial Co., Inc.
1.25%, 1/8/2026	458	449
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (b)	575	603
4.50%, 3/15/2023 (b)	575	601
5.50%, 2/15/2024 (b)	195	212

		5,678

Containers & Packaging — 0.0% (f)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	238	236

Diversified Financial Services — 0.1%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (b)	130	130
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	965	1,105
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	1,052	1,151
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	430	425
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	423	427
3.13%, 11/7/2049	215	207

		3,445

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	582	595
2.75%, 6/1/2031	777	774
3.50%, 6/1/2041	584	576
3.55%, 9/15/2055 (b)	245	224
Verizon Communications, Inc.
2.10%, 3/22/2028	350	351
3.15%, 3/22/2030	561	592
2.65%, 11/20/2040	204	186
3.85%, 11/1/2042	719	772

		4,070

Electric Utilities — 0.3%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	140	159
Duke Energy Corp.
3.40%, 6/15/2029	403	431
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	113	112
Edison International
5.75%, 6/15/2027	290	338
Emera US Finance LP (Canada)
4.75%, 6/15/2046	223	249
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	865	936
Entergy Arkansas LLC
2.65%, 6/15/2051	84	74
Entergy Louisiana LLC
4.00%, 3/15/2033	166	189
2.90%, 3/15/2051	70	64
Evergy, Inc.
2.90%, 9/15/2029	441	449
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	210	221
Fortis, Inc. (Canada)
3.06%, 10/4/2026	283	301
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	136	139
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	212	232
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	103	108
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	280	241
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	105	105
2.45%, 12/2/2027 (b)	365	363
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	498	499
1.37%, 3/10/2023	665	665
3.45%, 7/1/2025	130	138
2.95%, 3/1/2026	80	82
3.75%, 8/15/2042 (g)	79	72
4.30%, 3/15/2045	80	78

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PacifiCorp
4.15%, 2/15/2050	135	153
PPL Capital Funding, Inc.
4.00%, 9/15/2047	216	232
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	199
Series C, 4.13%, 3/1/2048	131	137

		6,966

Electrical Equipment — 0.0% (f)
Eaton Corp.
4.15%, 11/2/2042	303	342

Energy Equipment & Services — 0.0% (f)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	295	316
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	296	327

		643

Entertainment — 0.0% (f)
Walt Disney Co. (The)
2.65%, 1/13/2031	386	394
3.50%, 5/13/2040	371	392

		786

Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	437	461
American Tower Corp.
1.50%, 1/31/2028	185	176
1.88%, 10/15/2030	1,039	973
3.10%, 6/15/2050	136	125
2.95%, 1/15/2051	88	78
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	167
Corporate Office Properties LP
2.75%, 4/15/2031	271	262
Crown Castle International Corp.
3.10%, 11/15/2029	429	443
CubeSmart LP
2.00%, 2/15/2031	505	473
Digital Realty Trust LP
3.70%, 8/15/2027	397	438
Equinix, Inc.
2.90%, 11/18/2026	314	331
Federal Realty Investment Trust
1.25%, 2/15/2026	222	219
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	414	385
Healthpeak Properties, Inc.
2.88%, 1/15/2031	429	432
Mid-America Apartments LP
3.60%, 6/1/2027	380	413

Realty Income Corp.
1.80%, 3/15/2033	275	253
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	565	610
UDR, Inc.
2.10%, 8/1/2032	416	386
1.90%, 3/15/2033	65	59
WP Carey, Inc.
4.25%, 10/1/2026	135	152
2.40%, 2/1/2031	163	155
2.25%, 4/1/2033	90	84

		7,075

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	595	596
1.30%, 2/10/2028 (b)	112	107
2.50%, 2/10/2041 (b)	112	101
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	429	438
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	118	124
Kroger Co. (The)
3.95%, 1/15/2050	222	240
Sysco Corp.
2.40%, 2/15/2030	603	599

		2,205

Food Products — 0.1%
Conagra Brands, Inc.
1.38%, 11/1/2027	404	389
Mondelez International, Inc.
1.88%, 10/15/2032	281	262
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	443	441
Tyson Foods, Inc.
3.55%, 6/2/2027	309	337

		1,429

Gas Utilities — 0.0% (f)
Atmos Energy Corp.
0.63%, 3/9/2023	85	85
1.50%, 1/15/2031	269	246
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	202	185

		516

Health Care Equipment & Supplies — 0.0% (f)
Becton Dickinson and Co.
4.67%, 6/6/2047	73	87
3.79%, 5/20/2050	216	230
Boston Scientific Corp.
4.00%, 3/1/2029	148	165
4.55%, 3/1/2039	137	161
DH Europe Finance II SARL
3.25%, 11/15/2039	119	121
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	431	461

		1,225

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	422	415
Banner Health
1.90%, 1/1/2031	288	274
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	175	171
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	215	198
CommonSpirit Health
1.55%, 10/1/2025	75	75
2.78%, 10/1/2030	170	173
3.91%, 10/1/2050	75	76
CVS Health Corp.
3.25%, 8/15/2029	385	407
1.88%, 2/28/2031	744	699
4.88%, 7/20/2035	205	241
2.70%, 8/21/2040	414	381
HCA, Inc.
5.25%, 6/15/2026	968	1,113
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	150	153
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	45	45
MultiCare Health System
2.80%, 8/15/2050	132	121
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	160	156
Quest Diagnostics, Inc.
2.80%, 6/30/2031	339	345
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	340	324

		5,367

Hotels, Restaurants & Leisure — 0.0% (f)
Starbucks Corp.
3.35%, 3/12/2050	214	209

Household Durables — 0.0% (f)
DR Horton, Inc.
1.40%, 10/15/2027	506	492
Lennar Corp.
4.50%, 4/30/2024	75	82

		574

Household Products — 0.0% (f)
Kimberly-Clark Corp.
3.70%, 6/1/2043	297	316

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	670	679
Exelon Generation Co. LLC
3.25%, 6/1/2025	892	952
Southern Power Co.
5.15%, 9/15/2041	230	263

		1,894

Industrial Conglomerates — 0.0% (f)
General Electric Co.
3.45%, 5/1/2027	429	466
Roper Technologies, Inc.
1.75%, 2/15/2031	415	385

		851

Insurance — 0.1%
American International Group, Inc.
3.40%, 6/30/2030	296	315
4.38%, 6/30/2050	222	253
Athene Global Funding
0.95%, 1/8/2024 (b)	595	595
2.75%, 6/25/2024 (b)	313	330
1.45%, 1/8/2026 (b)	450	443
Brown & Brown, Inc.
2.38%, 3/15/2031	422	406
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	316	295
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	260	243
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	438	464
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	429	417

		3,761

IT Services — 0.0% (f)
Global Payments, Inc.
3.20%, 8/15/2029	136	143
International Business Machines Corp.
4.00%, 6/20/2042	185	208

		351

Leisure Products — 0.0% (f)
Hasbro, Inc.
3.90%, 11/19/2029	259	279

Machinery — 0.0% (f)
Otis Worldwide Corp.
3.11%, 2/15/2040	294	289

Media — 0.2%
Charter Communications Operating LLC
2.80%, 4/1/2031	782	772
3.70%, 4/1/2051	467	437
Comcast Corp.
1.50%, 2/15/2031	1,226	1,137
3.25%, 11/1/2039	380	391
2.80%, 1/15/2051	449	412
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	248	230
2.95%, 10/1/2050 (b)	205	181

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Discovery Communications LLC
3.63%, 5/15/2030	379	406
ViacomCBS, Inc.
4.00%, 1/15/2026	229	252
4.38%, 3/15/2043	243	262
5.85%, 9/1/2043	35	45

		4,525

Metals & Mining — 0.0% (f)
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	295	318
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	346	333
Steel Dynamics, Inc.
1.65%, 10/15/2027	275	269
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	290	302

		1,222

Multiline Retail — 0.0% (f)
Dollar General Corp.
4.13%, 4/3/2050	220	244
Kohl’s Corp.
9.50%, 5/15/2025	100	130
3.38%, 5/1/2031	364	363
Nordstrom, Inc.
4.25%, 8/1/2031 (b)	272	272

		1,009

Multi-Utilities — 0.0% (f)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	204	183
Consumers Energy Co.
3.25%, 8/15/2046	102	102
WEC Energy Group, Inc.
1.38%, 10/15/2027	236	227

		512

Oil, Gas & Consumable Fuels — 0.5%
Boardwalk Pipelines LP
4.45%, 7/15/2027	185	205
BP Capital Markets America, Inc.
3.63%, 4/6/2030	659	723
2.77%, 11/10/2050	208	181
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	375	427
Chevron Corp.
2.98%, 5/11/2040	430	426
Chevron USA, Inc.
3.25%, 10/15/2029	250	269
Cimarex Energy Co.
3.90%, 5/15/2027	140	152
ConocoPhillips
3.75%, 10/1/2027 (b)	216	239
Diamondback Energy, Inc.
0.90%, 3/24/2023	606	606
3.25%, 12/1/2026	346	365
Enterprise Products Operating LLC
4.45%, 2/15/2043	317	345
Exxon Mobil Corp.
3.00%, 8/16/2039	643	626
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (b)	200	193
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	500	507
3.45%, 10/15/2027 (b)	306	316
HollyFrontier Corp.
2.63%, 10/1/2023	202	208
5.88%, 4/1/2026	109	124
Magellan Midstream Partners LP
3.95%, 3/1/2050	154	152
MPLX LP
2.65%, 8/15/2030	410	402
4.50%, 4/15/2038	226	247
ONEOK, Inc.
2.20%, 9/15/2025	265	270
Phillips 66 Partners LP
3.55%, 10/1/2026	214	229
Pioneer Natural Resources Co.
1.90%, 8/15/2030	281	261
Plains All American Pipeline LP
4.65%, 10/15/2025	556	609
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	438	501
Suncor Energy, Inc. (Canada)
4.00%, 11/15/2047	203	206
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	643	692
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	400	398
Total Capital International SA (France)
2.99%, 6/29/2041	429	411
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	438	488

		10,778

Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	71
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	85	82
3.40%, 7/26/2029	316	345
4.13%, 6/15/2039	265	308
2.35%, 11/13/2040	457	417
Merck & Co., Inc.
2.35%, 6/24/2040	312	289
Royalty Pharma plc
1.75%, 9/2/2027 (b)	84	82
3.30%, 9/2/2040 (b)	225	216
3.55%, 9/2/2050 (b)	129	123

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	1,030
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	227	250
Viatris, Inc.
3.85%, 6/22/2040 (b)	252	258
4.00%, 6/22/2050 (b)	181	184
Zoetis, Inc.
3.00%, 5/15/2050	83	79

		3,734

Professional Services — 0.0% (f)
IHS Markit Ltd.
4.25%, 5/1/2029	285	321

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	219	232
Kansas City Southern
4.70%, 5/1/2048	178	209
Norfolk Southern Corp.
3.05%, 5/15/2050	215	204
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	510	501
Union Pacific Corp.
3.55%, 8/15/2039	297	316

		1,462

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	470	459
4.15%, 11/15/2030	1,340	1,446
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	235	235
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	350	324

		2,464

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	80	79
Oracle Corp.
2.30%, 3/25/2028	210	213
2.95%, 4/1/2030	560	576
3.80%, 11/15/2037	540	561
VMware, Inc.
4.70%, 5/15/2030	364	420

		1,849

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	288	314
Lowe’s Cos., Inc.
1.30%, 4/15/2028	236	224
3.70%, 4/15/2046	438	457

O’Reilly Automotive, Inc.
3.90%, 6/1/2029	449	492
Tractor Supply Co.
1.75%, 11/1/2030	436	402

		1,889

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	548	582
Dell International LLC
6.20%, 7/15/2030 (b)	850	1,056

		1,638

Thrifts & Mortgage Finance — 0.0% (f)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,114	1,111

Tobacco — 0.0% (f)
Altria Group, Inc.
2.45%, 2/4/2032	340	325
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	410
3.73%, 9/25/2040	346	329

		1,064

Trading Companies & Distributors — 0.0% (f)
Air Lease Corp.
3.38%, 7/1/2025	390	412

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	220	223
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	303	301
T-Mobile USA, Inc.
2.55%, 2/15/2031 (b)	988	968
3.00%, 2/15/2041 (b)	613	569

		2,061

TOTAL CORPORATE BONDS (Cost $148,354)		143,356

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
1.13%, 8/15/2040	4,052	3,295
1.88%, 2/15/2041	2,350	2,188
1.38%, 8/15/2050	3,426	2,673
1.63%, 11/15/2050	2,118	1,765
1.88%, 2/15/2051	4,570	4,056
U.S. Treasury Notes
1.38%, 1/31/2022 (h)	10,727	10,843
0.13%, 9/30/2022	14,687	14,686
0.13%, 2/28/2023	3,431	3,429
0.13%, 9/15/2023	26,537	26,465
0.13%, 2/15/2024	9,800	9,747
1.75%, 7/31/2024	7,495	7,818
0.25%, 8/31/2025	14,957	14,609

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
0.38%, 11/30/2025	4,423	4,326
0.50%, 2/28/2026	6,315	6,192
0.50%, 8/31/2027	9,974	9,481
1.13%, 2/29/2028	4,335	4,259
0.63%, 8/15/2030	1,960	1,776
0.88%, 11/15/2030	1,100	1,017
1.13%, 2/15/2031	5,200	4,913

TOTAL U.S. TREASURY OBLIGATIONS (Cost $136,778)		133,538

MORTGAGE-BACKED SECURITIES — 4.7%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	547	592
Pool # QA6772, 3.50%, 1/1/2050	535	576
Pool # QB4026, 2.50%, 10/1/2050	2,253	2,342
Pool # QB4045, 2.50%, 10/1/2050	1,492	1,533
Pool # QB4484, 2.50%, 10/1/2050	793	827
Pool # QB4542, 2.50%, 10/1/2050	768	801
Pool # RA4224, 3.00%, 11/1/2050	324	342
Pool # QB8503, 2.50%, 2/1/2051	839	862
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	2,224	2,520
Pool # FM3118, 3.00%, 5/1/2050	671	711
Pool # BQ2894, 3.00%, 9/1/2050	1,324	1,386
Pool # BQ3996, 2.50%, 10/1/2050	1,169	1,208
Pool # BQ5243, 3.50%, 10/1/2050	436	465
Pool # CA7398, 3.50%, 10/1/2050	1,619	1,737
Pool # BR4318, 3.00%, 1/1/2051	230	240
Pool # CA8637, 4.00%, 1/1/2051	2,202	2,432
FNMA, Other
Pool # BL8639, 1.09%, 4/1/2028	689	665
Pool # BL5457, 2.57%, 7/1/2029	780	820
Pool # BS0448, 1.27%, 12/1/2029	997	957
Pool # BL9748, 1.60%, 12/1/2029	398	391
Pool # AN7593, 2.99%, 12/1/2029	295	318
Pool # AN8285, 3.11%, 3/1/2030	300	327
Pool # AM8544, 3.08%, 4/1/2030	137	150
Pool # BL9045, 1.58%, 7/1/2030	1,068	1,044
Pool # BL9251, 1.45%, 10/1/2030	775	745
Pool # BL9891, 1.37%, 12/1/2030	553	530
Pool # AN6149, 3.14%, 7/1/2032	910	995
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,280	1,411
Pool # AN7923, 3.33%, 1/1/2033	565	613
Pool # AN9067, 3.51%, 5/1/2033	310	343
Pool # BL1012, 4.03%, 12/1/2033	300	351
Pool # BL0900, 4.08%, 2/1/2034	170	198
Pool # AN4430, 3.61%, 1/1/2037	667	737
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 5/25/2036 (j)	1,470	1,507
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2051 (j)	36,736	36,525
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,300	1,410
Pool # BR3929, 3.50%, 10/20/2050	572	631
Pool # BW1726, 3.50%, 10/20/2050	844	922
Pool # BS8546, 2.50%, 12/20/2050	2,015	2,109
Pool # BR3928, 3.00%, 12/20/2050	891	971
Pool # BU7538, 3.00%, 12/20/2050	741	808
Pool # MA7136, 2.50%, 1/20/2051	21,015	21,705
Pool # 785294, 3.50%, 1/20/2051	2,040	2,251
Pool # CA8452, 3.00%, 2/20/2051	2,376	2,538
Pool # CA9005, 3.00%, 2/20/2051	443	477
Pool # CB1543, 3.00%, 2/20/2051	1,650	1,776
Pool # CA3588, 3.50%, 2/20/2051	1,533	1,694

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # CB1536, 3.50%, 2/20/2051	1,840	1,998
3.00%, 3/20/2051	832	892
Pool # CB1542, 3.00%, 3/20/2051	1,285	1,364
Pool # CB4433, 3.00%, 3/20/2051	2,245	2,342
Pool # CC0070, 3.00%, 3/20/2051	291	309
Pool # CC8723, 3.50%, 3/20/2051	2,185	2,373
Pool # CC0088, 4.00%, 3/20/2051	366	396
Pool # CC0092, 4.00%, 3/20/2051	419	457
3.00%, 4/20/2051	3,910	4,169
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070 (i)	979	1,071

TOTAL MORTGAGE-BACKED SECURITIES (Cost $121,295)		119,864

ASSET-BACKED SECURITIES — 2.3%
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	640	641
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (g)	1,149	1,146
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	691	688
Series 2016-3, Class AA, 3.00%, 10/15/2028	920	927
Series 2019-1, Class AA, 3.15%, 2/15/2032	426	424
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	1,277	1,276
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	295	295
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	820	825
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	735	736
Series 2020-3, Class C, 1.06%, 8/18/2026	340	341
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	725	716
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	290	299
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	306	307
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	321	325
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	915	912
Series 2021-1A, Class B, 2.92%, 4/15/2036 (b)	1,230	1,229
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	525	524
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	315	318
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	430	427
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	540	538
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	190	191
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	441	441
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	265	265
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	1,645	1,659
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	750	776
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	1,110	1,109
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	304	304
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	235	235
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	480	477
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	199	204
DT Auto Owner Trust
Series 2021-1A, Class A, 0.35%, 1/15/2025 (b)	619	620
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	355	354
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	385	385
Series 2021-1A, Class B, 0.50%, 2/18/2025	1,010	1,009

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	1,430	1,430
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 (b) (i)	830	829
First Investors Auto Owner Trust
Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	524	524
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	375	375
Flagship Credit Auto Trust
Series 2021-1, Class A, 0.31%, 6/16/2025 (b)	835	834
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	485	483
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	610	613
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	385	385
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	670	674
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	285	286
Lakeview CDO LLC
1.86%, 11/10/2032 ‡ (i)	842	842
2.36%, 11/10/2032 ‡ (i)	390	390
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,264	1,281
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	1,055	1,079
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,065	1,061
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	1,135	1,136
Series 2021-1A, Class B, 2.33%, 3/20/2026 (b)	285	285
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (b)	650	648
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	919	928
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	670	669
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	875	883
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	260	274
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	577	579
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	593	593
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	241	244
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,660	1,662
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	765	772
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (g)	820	828
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	515	510
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	380	375
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,223	2,220
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	910	907
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	600	611
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	305	305
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	495	492
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	485	487
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	610	609
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	207	201
Series 2019-2, Class B, 3.50%, 5/1/2028	526	512
Series 2016-2, Class A, 3.10%, 10/7/2028	212	206
Series 2018-1, Class A, 3.70%, 3/1/2030	548	551
Upgrade Receivables Trust
Series 2019-2A, Class A, 2.77%, 10/15/2025 (b)	8	8
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	330	333

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	1,330	1,340
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	345	346
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (g)	558	558
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (b) (g)	775	776
VOLT XCI LLC
Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (b) (g)	1,004	1,008
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (g)	1,286	1,285
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	285	288
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	400	406
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	1,560	1,558

TOTAL ASSET-BACKED SECURITIES (Cost $57,304)		57,402

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 0.00%, 1/10/2031 ‡ (i)	430	430
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,317	1,313
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (i)	355	355
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (i)	1,409	1,407
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (i)	1,278	1,275
FNMA, REMIC
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,958	3,149
GNMA
Series 2015-H11, Class FC, 0.67%, 5/20/2065 (i)	704	708
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (g)	498	498
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (i)	330	330
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (g)	2,029	2,030
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (g)	715	720
Series 2021-2, Class A1, 2.12%, 12/31/2049(b) (i)	1,095	1,095
Seasoned Credit Risk Transfer Trust
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,699	1,796
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,834	1,936
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (g)	290	291
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (g)	680	680
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (g)	584	584
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (g)	2,437	2,424
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (g)	2,133	2,132
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (g)	1,623	1,622
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (g)	2,045	2,044

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,887)		26,819

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.94%, 12/18/2037 (b) (i)	695	693
Series 2021-FL4, Class AS, 1.21%, 12/18/2037 (b) (i)	510	508
BPR Trust
Series 2021-KEN, Class A, 1.36%, 2/15/2029 (b) (i)	475	475
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	730	803
Series K-1510, Class A2, 3.72%, 1/25/2031	265	301

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	357	350
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (i)	1,577	220
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.64%, 8/25/2048 (b) (i)	40	42
Series 2017-K728, Class C, 3.65%, 11/25/2050 (b) (i)	215	226
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.91%, 12/15/2037 ‡ (b) (i)	525	524

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,195)		4,142

FOREIGN GOVERNMENT SECURITIES — 0.1%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (b)	200	188
Republic of Colombia (Colombia)
4.00%, 2/26/2024	300	319
3.13%, 4/15/2031	300	294
Republic of Panama (Panama)
3.16%, 1/23/2030	300	312
Republic of Peru (Peru)
2.78%, 12/1/2060	147	121
United Mexican States (Mexico)
2.66%, 5/24/2031	905	859

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,218)		2,093

	Shares (000)
SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (k) (Cost $92,585)	92,585	92,585

Total Investments — 101.2% (Cost $2,305,731)		2,576,035
Liabilities in Excess of Other Assets — (1.2)%		(31,604)

Net Assets — 100.0%		2,544,431

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	The rate shown is the current yield as of March 31, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend® 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	422	06/2021	EUR	19,152	430
FTSE 100 Index	69	06/2021	GBP	6,353	(35)
Russell 2000 E-Mini Index	168	06/2021	USD	18,676	(1,056)
S&P 500 E-Mini Index	295	06/2021	USD	58,562	525
TOPIX Index	73	06/2021	JPY	12,948	292
U.S. Treasury 10 Year Note	333	06/2021	USD	43,644	(733)

					(577)

Short Contracts
Long Gilt	(205)	06/2021	GBP	(36,059)	38

					(539)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$50,190	$7,212	$57,402
Collateralized Mortgage Obligations	—	22,657	4,162	26,819
Commercial Mortgage-Backed Securities	—	3,618	524	4,142
Corporate Bonds	—	143,356	—	143,356
Exchange-Traded Funds	887,110	—	—	887,110
Foreign Government Securities	—	2,093	—	2,093
Investment Companies	1,109,126	—	—	1,109,126
Mortgage-Backed Securities	—	119,864	—	119,864
U.S. Treasury Obligations	—	133,538	—	133,538
Short-Term Investments
Investment Companies	92,585	—	—	92,585

Total Investments in Securities	$2,088,821	$475,316	$11,898	$2,576,035

Appreciation in Other Financial Instruments
Futures Contracts	$1,285	$—	$—	$1,285
Depreciation in Other Financial Instruments
Futures Contracts	(1,824)	—	—	(1,824)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(539)	$—	$—	$(539)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021
Investments in Securities
Asset-Backed Securities	$—	$—	$(5)	$— (a)	$7,605	$(388)	$—	$—	$7,212
Collateralized Mortgage Obligations	—	—	(33)	(1)	4,536	(340)	—	—	4,162
Commercial Mortgage-Backed Securities	—	—	(1)	—	525	—	—	—	524

Total	$—	$—	$(39)	$(1)	$12,666	$(728)	$—	$—	$11,898

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(38).

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$275,355	$179,560	$67,751	$718	$73,369	$461,251	8,034	$5,314	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	46,458	45,003	11,398	(869)	12,620	91,814	1,069	1,527	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	93,394	19,368	960	18,000	92,986	1,085	413	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	67,539	3,808	245	1,873	65,849	1,021	26	—
JPMorgan Core Bond Fund Class R6 Shares (a)	236,835	19,391	257,497	18,217	(16,946)	—	—	1,245	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	50,225	42,736	—	—	(3,204)	89,757	8,664	1,281	1,103
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,495	28,034	—	—	(891)	35,638	4,551	465	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	94,247	64,998	38,488	690	34,032	155,479	7,185	2,315	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	8,407	28,290	—	—	(977)	35,720	4,591	470	—
JPMorgan Equity Index Fund Class R6 Shares (a)	381,243	239,589	188,882	6,560	111,043	549,553	9,097	6,803	—
JPMorgan High Yield Fund Class R6 Shares (a)	64,344	55,441	74,250	(1,229)	7,615	51,921	7,221	2,617	—
JPMorgan High Yield Research Enhanced ETF (a)	—	88,380	8,394	(63)	67	79,990	1,552	638	42
JPMorgan Income Fund Class R6 Shares (a)	6,679	30,233	3,760	(48)	439	33,543	3,535	386	12
JPMorgan Managed Income Fund Class L Shares (a)	773	4	—	—	(2)	775	77	4	—	(b)
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	146,482	87,043	78,735	1,195	755	156,740	15,945	2,119	211
JPMorgan U.S. Aggregate Bond ETF (a)	6,073	58,266	44,861	(905)	(393)	18,180	677	205	148
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	36,711	1,138,597	1,082,723	—	—	92,585	92,585	32	—
JPMorgan U.S. Value Factor ETF (a)	—	77,166	—	—	(126)	77,040	2,243	85	—

Total	$1,362,327	$2,343,664	$1,879,915	$25,471	$237,274	$2,088,821		$25,945	$1,516

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.